Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund

December 31, 2020

ZMI-QTLY-0221
1.9884229.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	104	$1,743
Fidelity Series Commodity Strategy Fund (a)	679	3,117
Fidelity Series Large Cap Growth Index Fund (a)	72	1,118
Fidelity Series Large Cap Stock Fund (a)	75	1,235
Fidelity Series Large Cap Value Index Fund (a)	180	2,372
Fidelity Series Small Cap Opportunities Fund (a)	37	586
Fidelity Series Value Discovery Fund (a)	61	876
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,685)		11,047

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	51	594
Fidelity Series Emerging Markets Fund (a)	78	890
Fidelity Series Emerging Markets Opportunities Fund (a)	319	7,971
Fidelity Series International Growth Fund (a)	88	1,564
Fidelity Series International Index Fund (a)	57	648
Fidelity Series International Small Cap Fund (a)	28	577
Fidelity Series International Value Fund (a)	154	1,554
Fidelity Series Overseas Fund (a)	126	1,556
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,837)		15,354

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	947	10,836
Fidelity Series Emerging Markets Debt Fund (a)	81	773
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	244
Fidelity Series Floating Rate High Income Fund (a)	19	171
Fidelity Series Government Bond Index Fund (a)	1,172	12,831
Fidelity Series High Income Fund (a)	95	896
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,384	14,851
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series Investment Grade Bond Fund (a)	1,203	14,338
Fidelity Series Investment Grade Securitized Fund (a)	934	9,770
Fidelity Series Long-Term Treasury Bond Index Fund (a)	311	2,852
Fidelity Series Real Estate Income Fund (a)	52	547
TOTAL BOND FUNDS
(Cost $65,042)		68,173

Short-Term Funds - 23.6%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	5,744	5,744
Fidelity Series Short-Term Credit Fund (a)	538	5,508
Fidelity Series Treasury Bill Index Fund (a)	1,800	18,001
TOTAL SHORT-TERM FUNDS
(Cost $29,121)		29,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,685)		123,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$123,831

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$890	$1,304	$840	$571	$83	$306	$1,743
Fidelity Series Canada Fund	576	116	303	13	(37)	242	594
Fidelity Series Commodity Strategy Fund	3,707	150	1,424	14	(366)	1,050	3,117
Fidelity Series Corporate Bond Fund	8,355	1,852	463	333	(9)	1,101	10,836
Fidelity Series Emerging Markets Debt Fund	685	30	67	30	(8)	133	773
Fidelity Series Emerging Markets Debt Local Currency Fund	--	235	5	1	--	14	244
Fidelity Series Emerging Markets Fund	452	302	226	13	1	361	890
Fidelity Series Emerging Markets Opportunities Fund	4,491	2,662	2,408	241	174	3,052	7,971
Fidelity Series Floating Rate High Income Fund	146	6	--	6	--	19	171
Fidelity Series Government Bond Index Fund	13,027	1,545	1,368	322	67	(440)	12,831
Fidelity Series Government Money Market Fund 0.13%	5,568	2,948	2,772	8	--	--	5,744
Fidelity Series High Income Fund	748	36	--	36	--	112	896
Fidelity Series Inflation-Protected Bond Index Fund	13,187	990	187	193	4	857	14,851
Fidelity Series International Credit Fund	56	4	--	4	--	4	64
Fidelity Series International Growth Fund	1,755	358	921	227	69	303	1,564
Fidelity Series International Index Fund	643	111	323	13	(24)	241	648
Fidelity Series International Small Cap Fund	508	24	193	5	(4)	242	577
Fidelity Series International Value Fund	1,734	196	954	44	(201)	779	1,554
Fidelity Series Investment Grade Bond Fund	12,723	1,641	456	777	(1)	431	14,338
Fidelity Series Investment Grade Securitized Fund	8,863	1,428	445	269	3	(79)	9,770
Fidelity Series Large Cap Growth Index Fund	619	527	471	34	51	392	1,118
Fidelity Series Large Cap Stock Fund	640	681	407	69	10	311	1,235
Fidelity Series Large Cap Value Index Fund	1,226	1,267	721	48	(27)	627	2,372
Fidelity Series Long-Term Treasury Bond Index Fund	2,700	820	270	306	30	(428)	2,852
Fidelity Series Overseas Fund	1,676	265	997	18	24	588	1,556
Fidelity Series Real Estate Income Fund	412	32	--	32	--	103	547
Fidelity Series Short-Term Credit Fund	5,217	101	--	101	--	190	5,508
Fidelity Series Small Cap Opportunities Fund	296	319	263	13	1	233	586
Fidelity Series Treasury Bill Index Fund	17,984	89	--	86	--	(72)	18,001
Fidelity Series Value Discovery Fund	355	534	250	18	3	234	876
Total	$109,239	$20,573	$16,734	$3,845	$(157)	$10,906	$123,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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